Right-of-use assets - Schedule of Total Future Lease Payments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	$ 32	$ 1,477
Rental expenses	2,728	10,641	$ 10,341
Expenses related to lease payments short-term lease exemption	1,332	3,046	4,040
Expenses related to leases qualifying for the low-value exemption	43	1,281	226
Expenses related to variable payments on leases excluded	1,353	6,314	$ 6,075
Less than one year [Member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	$ 32	196
One to two years [Member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments		$ 1,281